Shareholder Report, Holdings (Details)	Jan. 31, 2025
Fidelity Managed Retirement 2020 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Managed Retirement 2020 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	62.60%
Fidelity Managed Retirement 2020 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Managed Retirement 2020 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Managed Retirement 2020 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Managed Retirement 2020 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Managed Retirement 2010 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	71.60%
Fidelity Managed Retirement 2010 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Managed Retirement 2010 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Managed Retirement 2010 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Managed Retirement 2010 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	57.20%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2035 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Managed Retirement 2035 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Managed Retirement 2035 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Managed Retirement 2035 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Managed Retirement 2035 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Managed Retirement 2035 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Managed Retirement 2035 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Managed Retirement 2035 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2035 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2035 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Managed Retirement 2035 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	47.70%
Fidelity Managed Retirement 2035 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity Managed Retirement 2035 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Fidelity Managed Retirement 2035 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Managed Retirement 2035 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2010 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Managed Retirement 2010 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Managed Retirement 2010 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Managed Retirement 2010 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Managed Retirement 2010 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Managed Retirement 2010 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Managed Retirement 2010 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Managed Retirement 2010 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Managed Retirement 2010 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Managed Retirement 2010 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Managed Retirement 2010 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	71.60%
Fidelity Managed Retirement 2010 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Managed Retirement 2010 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Managed Retirement 2010 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Managed Retirement 2010 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement Income Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Managed Retirement Income Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Managed Retirement Income Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Managed Retirement Income Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Managed Retirement Income Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Managed Retirement Income Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement Income Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Managed Retirement Income Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Managed Retirement Income Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Managed Retirement Income Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Managed Retirement Income Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	72.10%
Fidelity Managed Retirement Income Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Managed Retirement Income Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Managed Retirement Income Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Managed Retirement Income Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2020 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Managed Retirement 2020 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Managed Retirement 2020 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Managed Retirement 2020 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Managed Retirement 2020 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Managed Retirement 2020 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Managed Retirement 2020 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2020 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2020 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2020 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Managed Retirement 2020 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	62.60%
Fidelity Managed Retirement 2020 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Managed Retirement 2020 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Managed Retirement 2020 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Managed Retirement 2020 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	71.60%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2035 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Managed Retirement 2035 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Managed Retirement 2035 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Managed Retirement 2035 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Managed Retirement 2035 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Managed Retirement 2035 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Managed Retirement 2035 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Managed Retirement 2035 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2035 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2035 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Managed Retirement 2035 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	47.70%
Fidelity Managed Retirement 2035 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity Managed Retirement 2035 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Fidelity Managed Retirement 2035 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Managed Retirement 2035 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	47.70%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	67.20%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2025 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Managed Retirement 2025 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Managed Retirement 2025 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Managed Retirement 2025 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Managed Retirement 2025 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Managed Retirement 2025 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Managed Retirement 2025 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Managed Retirement 2025 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Managed Retirement 2025 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2025 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2025 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	57.20%
Fidelity Managed Retirement 2025 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Managed Retirement 2025 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Fidelity Managed Retirement 2025 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Managed Retirement 2025 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement Income Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Managed Retirement Income Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Managed Retirement Income Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Managed Retirement Income Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Managed Retirement Income Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Managed Retirement Income Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement Income Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Managed Retirement Income Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Managed Retirement Income Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Managed Retirement Income Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Managed Retirement Income Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	72.10%
Fidelity Managed Retirement Income Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Managed Retirement Income Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Managed Retirement Income Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Managed Retirement Income Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2030 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Managed Retirement 2030 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Managed Retirement 2030 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Managed Retirement 2030 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Managed Retirement 2030 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Managed Retirement 2030 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Managed Retirement 2030 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Managed Retirement 2030 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Managed Retirement 2030 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2030 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Managed Retirement 2030 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Managed Retirement 2030 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Managed Retirement 2030 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity Managed Retirement 2030 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2030 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Managed Retirement 2030 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Managed Retirement 2030 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Managed Retirement 2030 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity Managed Retirement 2030 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2030 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Managed Retirement Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Managed Retirement Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Managed Retirement Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Managed Retirement Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Managed Retirement Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Managed Retirement Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Managed Retirement Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Managed Retirement Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Managed Retirement Income Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	72.10%
Fidelity Managed Retirement Income Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Managed Retirement Income Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Managed Retirement Income Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Managed Retirement Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	47.70%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	62.60%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	62.60%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Managed Retirement Income Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	72.10%
Fidelity Advisor Managed Retirement Income Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Managed Retirement Income Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Managed Retirement Income Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Managed Retirement Income Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	57.20%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity GNMA Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	76.90%
Fidelity GNMA Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity GNMA Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity GNMA Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity GNMA Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity GNMA Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity GNMA Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity GNMA Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity GNMA Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity GNMA Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity GNMA Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity GNMA Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity GNMA Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	39.50%
Fidelity GNMA Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity GNMA Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity GNMA Fund | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity GNMA Fund | CD6Member
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity GNMA Fund | CD7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity GNMA Fund | CD8Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity GNMA Fund | CD9Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity GNMA Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	105.50%
Fidelity GNMA Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity GNMA Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity GNMA Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	67.20%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2030 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Managed Retirement 2030 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Managed Retirement 2030 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Managed Retirement 2030 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Managed Retirement 2030 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Managed Retirement 2030 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Managed Retirement 2030 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Managed Retirement 2030 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Managed Retirement 2030 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2030 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Managed Retirement 2030 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Managed Retirement 2030 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Managed Retirement 2030 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity Managed Retirement 2030 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2030 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2015 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Managed Retirement 2015 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Managed Retirement 2015 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Managed Retirement 2015 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Managed Retirement 2015 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Managed Retirement 2015 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2015 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Managed Retirement 2015 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Managed Retirement 2015 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Managed Retirement 2015 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Managed Retirement 2015 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	67.20%
Fidelity Managed Retirement 2015 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Managed Retirement 2015 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Managed Retirement 2015 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Managed Retirement 2015 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2020 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Managed Retirement 2020 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Managed Retirement 2020 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Managed Retirement 2020 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Managed Retirement 2020 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Managed Retirement 2020 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Managed Retirement 2020 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2020 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2020 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2020 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Managed Retirement 2020 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	62.60%
Fidelity Managed Retirement 2020 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Managed Retirement 2020 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Managed Retirement 2020 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Managed Retirement 2020 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	71.60%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Managed Retirement Income Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	72.10%
Fidelity Advisor Managed Retirement Income Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Managed Retirement Income Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Managed Retirement Income Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Managed Retirement Income Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2015 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Managed Retirement 2015 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Managed Retirement 2015 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Managed Retirement 2015 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Managed Retirement 2015 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Managed Retirement 2015 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2015 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Managed Retirement 2015 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Managed Retirement 2015 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Managed Retirement 2015 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Managed Retirement 2015 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	67.20%
Fidelity Managed Retirement 2015 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Managed Retirement 2015 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Managed Retirement 2015 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Managed Retirement 2015 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2025 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	57.20%
Fidelity Managed Retirement 2025 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Managed Retirement 2025 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Fidelity Managed Retirement 2025 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Managed Retirement 2025 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2010 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Managed Retirement 2010 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Managed Retirement 2010 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Managed Retirement 2010 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Managed Retirement 2010 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Managed Retirement 2010 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Managed Retirement 2010 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Managed Retirement 2010 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Managed Retirement 2010 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Managed Retirement 2010 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Managed Retirement 2010 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	71.60%
Fidelity Managed Retirement 2010 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Managed Retirement 2010 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Managed Retirement 2010 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Managed Retirement 2010 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Managed Retirement 2015 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	67.20%
Fidelity Managed Retirement 2015 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Managed Retirement 2015 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Managed Retirement 2015 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Managed Retirement 2015 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Managed Retirement 2035 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	47.70%
Fidelity Managed Retirement 2035 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity Managed Retirement 2035 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Fidelity Managed Retirement 2035 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Managed Retirement 2035 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2025 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Managed Retirement 2025 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Managed Retirement 2025 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Managed Retirement 2025 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Managed Retirement 2025 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Managed Retirement 2025 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Managed Retirement 2025 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Managed Retirement 2025 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Managed Retirement 2025 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2025 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2025 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	57.20%
Fidelity Managed Retirement 2025 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Managed Retirement 2025 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Fidelity Managed Retirement 2025 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Managed Retirement 2025 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%